Note 3 - Summary of Significant Accounting Policies - Summary of Carrying Amounts of Major Classes of Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets of discontinued operations	$ 0	$ 0
Accounts payables and accrued expenses	0	(112)
Liabilities from discontinued operations	$ 0	$ (112)